Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events Payment of Dividends In February 2025, Inter&Co declared and paid cash dividends of US$0.08 per common share.